December 17, 2014

STRATEGIC FUNDS, INC.

Dreyfus Active MidCap Fund

Supplement to Statement of Additional Information dated

January 1, 2014, as revised or amended February 1, 2014, April 1, 2014, May 1, 2014, August 1, 2014, September 1, 2014, and October 1, 2014

The following information supplements and supersedes the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

C. Wesley Boggs	18	$4.2B	17	$698.0M	52	$7.5B
William Cazalet[a]	23	$4.7B	17	$685.0M	53	$7.1B
Warren Chiang	18	$4.2B	17	$698.0M	52	$7.5B
Ronald Gala	18	$4.2B	17	$698.0M	52	$7.5B

a                      Because Mr. Cazalet became a primary portfolio manager of Dreyfus Active MidCap Fund on December 19, 2014, his information is as of October 31, 2014.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.  If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts

C. Wesley Boggs	Other Pooled Investment Vehicles	2	$136.2M
	Other Accounts	7	$699.5M
William Cazalet[a]	Other Pooled Investment Vehicles	2	$151.4M
	Other Accounts	7	$782.7M
Warren Chiang	Other Pooled Investment Vehicles	2	$136.2M
	Other Accounts	7	$699.5M
Ronald Gala	Other Pooled Investment Vehicles	2	$136.2M
	Other Accounts	7	$699.5M

a                      Because Mr. Cazalet became a primary portfolio manager of Dreyfus Active MidCap Fund on December 19, 2014, his information is as of October 31, 2014.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

C. Wesley Boggs	DAMCF	None
William Cazalet[a]	DAMCF	None
Warren Chiang	DAMCF	None
Ronald Gala	DAMCF	None

a                      Because Mr. Cazalet became a primary portfolio manager of Dreyfus Active MidCap Fund on December 19, 2014, his information is as of October 31, 2014.